Related-party transactions (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Disclosure of transactions between related parties [line items]
Borrowings	€ 168,385		€ 187,373
Key management personnel compensation	4,200	€ 3,500
CIR
Disclosure of transactions between related parties [line items]
Borrowings	€ 3,500		€ 3,500
CIR | BPI France
Disclosure of transactions between related parties [line items]
Borrowings, percentage of receivables	80.00%
Borrowings	€ 3,500